Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	6 Months Ended
Jun. 30, 2015
Share Based Payments - Equity incentive plan - Non-vested share awards [Abstract]
Non-vested Share Awards Activity
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2014	348,500	$4.15
Granted	100,000	1.74
Non-vested, June 30, 2015	448,500	$3.85